Note 5 - Details of Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
5.	DETAILS OF SELECTED BALANCE SHEET ACCOUNTS

Additional information regarding selected balance sheet accounts at December 31, 2014 and 2013 is presented below (in thousands):

	2014	2013
Accounts receivable, net:
Trade	$124,198	$128,781
Unbilled revenue	38,487	47,004
Other	1,611	5,716
Total accounts receivable	164,296	181,501
Allowance for doubtful accounts	(4,043)	(3,656)
Total accounts receivable, net	$160,253	$177,845

	2014	2013
Inventories:
Finished goods and purchased products	$2,814	$3,574
Work in process	4,790	14,328
Raw materials	5,624	11,913
Total inventories	$13,228	$29,815

	Estimated Useful Life (in years)	2014	2013
Property, plant and equipment, net:
Land		$55,365	$49,384
Accommodations assets	3-15	1,687,033	1,535,407
Buildings and leasehold improvements	3-20	40,256	45,538
Machinery and equipment	4-15	12,117	12,259
Office furniture and equipment	3-7	32,181	28,755
Vehicles	3-5	19,128	20,197
Construction in progress		70,603	129,587
Total property, plant and equipment		1,916,683	1,821,127
Accumulated depreciation		(668,253)	(495,260)
Total property, plant and equipment, net		$1,248,430	$1,325,867

During 2014, management assessed the carrying value of all of our long-lived asset groups to determine if they continued to be recoverable based on estimated future cash flows. Based on the assessment, the carrying values of certain of our asset groups were determined to not be recoverable. We recorded impairment losses of $76.2 million during 2014 as a result, of which $59.0 million related to our U.S. segment and $17.2 million related to our Canadian segment. Of the $59.0 million impairment related to our U.S. segment, $55.8 million reduced the value of our fixed assets and $3.2 million reduced the value of our amortizable intangible assets. Please see Note 2 – Summary of Significant Accounting Policies – Impairment of Long-Lived Assets and Note 2 – Summary of Significant Accounting Policies – Goodwill and Other Intangible Assets for further discussion of the significant judgments and assumptions used in calculating their fair value.

Additionally, in the second quarter 2014, we recognized an impairment totaling $2.6 million on assets in the custody of a non-paying client in Mexico and for which the return or reimbursement is uncertain.

	2014	2013
Accrued liabilities:
Accrued compensation	$15,273	$21,988
Accrued taxes, other than income taxes	1,567	1,940
Accrued interest	60	1,560
Other	5,612	1,386
Total accrued liabilities	$22,512	$26,874